Treasury Stock	12 Months Ended
Dec. 31, 2010
Treasury Stock [Abstract]
TREASURY STOCK

22.	TREASURY STOCK

During 2007 and 2008, the Company repurchased 1,429,100 ADSs and 16,055,000 ADSs, respectively under the Share Repurchase Plan 1 for a total consideration of approximately RMB127,000,000 and RMB1,320,000,000, respectively. The Company has fulfilled and completed the Share Repurchase Plan 1 on February 13, 2008 with a total of 17,484,100 ADSs repurchased amounting to approximately RMB1,447,000,000 (US$200,000,000).

During 2008, the Company has repurchased 14,947,200 ADSs amounting to approximately RMB667,000,000 under the Share Repurchase Plan 2. During 2009, the Company repurchased another 1,570,785 ADSs under the Share Repurchase Plan 2 for a total consideration of approximately RMB63, 000,000 (US$9,200,000).

As of December 31, 2010, the Company has repurchased a total 34,002,085 ADSs, (2009: 34,002,085 ADSs) amounting to approximately RMB2,177,000,000 (US$330,000,000) (2009: RMB2,177,000,000).